INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 37,939	$ 32,246	$ 20,410
Foreign	(873)	(760)	(637)
Loss before taxes on income	$ 37,066	$ 31,486	$ 19,773